Assets and Liabilities Carried at Fair Value Measured on Recurring Basis (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Other assets
Assets:
Available-for-sale securities	$ 265	$ 226
Other Current Assets
Assets:
Derivative financial instruments Other current assets	118
Accrued expenses and other current liabilities
Liabilities:
Derivative financial instruments		197
Fair Value Measurements, Level 1 | Other assets
Assets:
Available-for-sale securities	265	226
Fair Value Measurements, Level 2 | Other Current Assets
Assets:
Derivative financial instruments Other current assets	118
Fair Value Measurements, Level 2 | Accrued expenses and other current liabilities
Liabilities:
Derivative financial instruments		$ 197